Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Summary of balances and transactions

	2011	2010
Accounts receivable	$67	$48
Accounts payable	2	4
Deferred revenue	42	53

Significant transactions:

	2011	2010	2009
Net sales	$479	$381	$404
Purchases	11	12	16
RAI common stock purchases from B&W	114	—	—
Research and development services billings	5	4	2